UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Operating activities:
Net (loss) income	¥ 2,036	$ 280	¥ (1,012)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation	61	8	48
Depreciation and amortization and other	744	103	773
Impairment loss	80	11	91
Loss from equity method investments, net of dividends	83	11	66
Investment loss (income)	(564)	(78)	122
Foreign currency exchange loss (gain)	(76)	(10)	352
Noncash lease expense	1,117	154	1,296
Changes in operating assets and liabilities	(542)	(76)	1,685
Others	59	8	17
Changes in operating assets and liabilities, net of effect of acquisitions:
Net cash provided by operating activities	4,082	563	68
Investing activities:
Capital expenditures	(393)	(54)	(568)
Acquisitions, net of cash received			(59)
Purchases of investments	(962)	(133)	(77)
Proceeds from maturity/sale and return of investments	2,202	304	562
Loan advances	(75)	(10)	(123)
Loan collections	72	10	120
Others	5	1	0
Net cash (used in) provided by investing activities	849	118	(145)
Financing activities:
Net proceeds from issuance of ordinary shares	1,973	272
Payment of share repurchase			(334)
Proceeds from debt	728	100	1,092
Repayment of debt	(4,992)	(688)	(775)
Dividend paid			(416)
Others	(71)	(10)	(22)
Net cash used in financing activities	(2,362)	(326)	(455)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	181	25	71
Net increase (decrease) in cash, cash equivalents and restricted cash	2,750	380	(461)
Cash, cash equivalents and restricted cash at the beginning of the period	5,086	701	5,141
Cash, cash equivalents and restricted cash at the end of the period	7,836	1,081	4,680
Cash and cash equivalents	7,316		4,642
Restricted cash	520		38
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	7,836		4,680
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	151	21	145
Income taxes paid	396	55	247
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	500	69	475
Consideration payable for business acquisition	¥ 1	$ 0	¥ 2